UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22910

Legg Mason Global Asset Management Variable Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

LEGG MASON

BW ABSOLUTE RETURN OPPORTUNITIES VIT

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to generate positive returns that are independent of market cycles.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Absolute Return Opportunities VIT for the period since the Portfolio’s inception on February 28, 2014 through June 30, 2014. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	Legg Mason BW Absolute Return Opportunities VIT

Investment commentary

This Investment Commentary covers the Portfolio’s initial reporting period (the Portfolio’s inception on February 28, 2014 through June 30, 2014).

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. At the beginning of the reporting period from February 28, 2014 through June 30, 2014 (the “reporting period”) severe winter played a key role in a sharp reversal in the economy. As reported by the U.S. Department of Commerce’s revised figures, U.S. gross domestic product (“GDP”)i was 3.5% during the fourth quarter of 2013 and contracted 2.1% during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during every month of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Looking back, PMI was 51.3 in January 2014, its weakest reading since May 2013. The PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.7%. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Growth outside the U.S. generally improved in developed countries. In its April 2014 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global activity has broadly strengthened and is expected to improve further in 2014–15, with much of the impetus coming from advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.2% in the Eurozone, versus -0.5% in 2013. Economic activity in Japan is expected to be relatively stable, with growth of 1.4% in 2014, compared to 1.5% in 2013. After moderating in 2013, the IMF projects that overall growth in emerging market countries will improve somewhat in 2014, with growth of 4.9% versus 4.7% in 2013.

Legg Mason BW Absolute Return Opportunities VIT	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In December 2013, before the beginning of the reporting period, the ECB cut rates from 0.50% to 0.25%, a new record low. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: the ECB reduced rates to a new low of 0.15%, and will now charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” is aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. Did Treasury yields trend higher or lower during the period?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.33%, equaling its low for the period. The yield on the two-year Treasury was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 2.66% and peaked at 2.82% on April 2, 2014. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

IV	Legg Mason BW Absolute Return Opportunities VIT

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 1.87% during the reporting period.

Q. How did the high-yield bond market perform over the reporting period?

A. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during every month covered by the reporting period, gaining 2.65% for the period ended June 30, 2014. Supporting the high yield market was generally solid investor demand and low defaults.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The asset class generated extremely strong results during the reporting period. Looking back before the reporting period began, the asset class was weak in January 2014 given renewed concerns about China’s economy and depreciating emerging market currencies. However, the asset class rallied sharply from February through June 2014 as investor demand was generally robust. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii gained 6.76% during the reporting period.

Performance review

For the four-month period from February 28, 2014 through June 30, 2014, Class I shares of Legg Mason BW Absolute Return Opportunities VIT1 returned 3.30%. The Portfolio’s unmanaged benchmark, the Citigroup 3-Month U.S. Treasury Bill Indexix, returned 0.01% for the same period. The Lipper Global Income Funds Category Average2 returned 3.38% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
Since Portfolio Inception*
Legg Mason BW Absolute Return Opportunities VIT[1]:
Class I	3.30%
Class II	3.20%
Citigroup 3-Month U.S. Treasury Bill Index	0.01%
Lipper Global Income Funds Category Average[2]	3.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the four-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 75 funds in the Portfolio’s Lipper category.

Legg Mason BW Absolute Return Opportunities VIT	V

Investment commentary (cont’d)

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Results for longer periods will differ, in some cases, substantially.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2014 for Class I and Class II shares were 2.55% and 2.48%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I and Class II shares would have been 0.24% and 0.42%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Portfolio’s investments over a 30-day period and not on the dividends paid by the Portfolio, which may differ.

* The Portfolio’s inception date is February 28, 2014.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated February 28, 2014, the gross total annual operating expense ratio for Class I and Class II shares were 1.98% and 2.23%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.75% and 1.00% for Class I and Class II shares, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Short selling is a speculative strategy. Unlike the possible loss

VI	Legg Mason BW Absolute Return Opportunities VIT

on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. As a non-diversified fund, the Portfolio is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Portfolio’s losses from events affecting a particular issuer. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix	The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

Legg Mason BW Absolute Return Opportunities VIT	VII

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2014 and does not include derivatives, such as future contracts and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[4]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[5]
Class I	3.30%	$1,000.00	$1,033.00	0.75%	$2.51	Class I	5.00%	$1,000.00	$1,021.08	0.75%	$3.76
Class II	3.20	1,000.00	1,032.00	1.00	3.34	Class II	5.00	1,000.00	1,019.84	1.00	5.01

[1]	For the period February 28, 2014 (inception date) to June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (120), then divided by 365.

[4]	For the six months ended June 30, 2014.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2014

Legg Mason BW Absolute Return Opportunities VIT

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 55.9%
Australia — 3.0%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	295,000	AUD	$318,464
Brazil — 4.5%
Federative Republic of Brazil, Notes	10.000%	1/1/23	1,165,000	BRL	471,876
Hungary — 3.9%
Hungary Government Bond, Bonds	5.500%	2/12/16	88,500,000	HUF	411,190
Indonesia — 3.6%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	1,000,000,000	IDR	85,491
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	1,800,000,000	IDR	155,789
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	1,600,000,000	IDR	131,929
Total Indonesia					373,209
Italy — 4.0%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	255,000	EUR	414,568	(a)
Malaysia — 2.0%
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	265,000	MYR	83,223
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	430,000	MYR	128,810
Total Malaysia					212,033
Mexico — 14.6%
United Mexican States, Bonds	6.000%	6/18/15	1,570,000	MXN	124,326
United Mexican States, Bonds	8.500%	5/31/29	3,540,000	MXN	333,327
United Mexican States, Bonds	8.500%	11/18/38	4,960,000	MXN	465,964
United Mexican States, Bonds	7.750%	11/13/42	7,000,000	MXN	611,003
Total Mexico					1,534,620
New Zealand — 3.3%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	355,000	NZD	342,257
Poland — 4.3%
Republic of Poland, Bonds	5.250%	10/25/20	645,000	PLN	237,449
Republic of Poland, Bonds	4.000%	10/25/23	630,000	PLN	216,369
Total Poland					453,818
Portugal — 3.2%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	220,000	EUR	331,911	(a)
South Africa — 3.5%
Republic of South Africa, Bonds	6.750%	3/31/21	1,035,000	ZAR	91,173
Republic of South Africa, Bonds	6.500%	2/28/41	3,950,000	ZAR	276,961
Total South Africa					368,134

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Legg Mason BW Absolute Return Opportunities VIT

Security	Rate	Maturity Date	Face Amount†		Value
South Korea — 4.6%
Republic of Korea, Senior Bonds	5.750%	9/10/18	341,000,000	KRW	$375,463
Republic of Korea, Senior Bonds	3.375%	9/10/23	102,000,000	KRW	102,658
Total South Korea					478,121
Turkey — 1.4%
Republic of Turkey, Bonds	6.500%	1/7/15	315,000	TRY	147,441
Total Sovereign Bonds (Cost — $5,543,658)					5,857,642
Collateralized Mortgage Obligations — 5.0%
Fondo de Titulizacion de Activos UCL, 16 A2	0.392%	6/16/49	130,493	EUR	160,020	(a)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.356%	3/22/44	153,374	EUR	187,010	(a)(c)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.468%	2/17/50	44,389	EUR	58,868	(a)(c)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.448%	2/26/49	87,189	EUR	110,952	(a)(c)
Total Collateralized Mortgage Obligations (Cost — $504,993)					516,850
Corporate Bonds & Notes — 13.7%
Consumer Discretionary — 1.9%
Automobiles — 1.9%
Ford Motor Credit Co. LLC, Senior Notes	1.006%	1/17/17	200,000		201,409	(c)
Energy — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Petrobras Global Finance BV, Senior Notes	2.592%	3/17/17	185,000		187,201	(c)
Financials — 9.6%
Banks — 9.6%
Banco Santander Chile, Senior Notes	1.127%	4/11/17	150,000		150,000	(b)(c)
Bank of America Corp., Senior Notes	1.103%	4/1/19	125,000		125,811	(c)
Citigroup Inc., Senior Bonds	0.770%	3/10/17	195,000		195,106	(c)
DBS Bank Ltd., Junior Subordinated Notes	0.837%	7/15/21	100,000		97,500	(b)(c)
HBOS PLC, Subordinated Notes	0.930%	9/6/17	110,000		108,872	(a)(c)
Royal Bank of Scotland Group PLC, Senior Notes	1.174%	3/31/17	100,000		100,486	(c)
Shinhan Bank, Senior Notes	0.880%	4/8/17	225,000		225,676	(b)(c)
Total Financials					1,003,451
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Verizon Communications Inc., Senior Notes	1.002%	6/17/19	40,000		40,486	(c)
Total Corporate Bonds & Notes (Cost — $1,427,359)					1,432,547

See Notes to Financial Statements.

4	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Legg Mason BW Absolute Return Opportunities VIT

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 21.9%
U.S. Government Obligations — 21.9%
U.S. Treasury Bonds	2.875%	5/15/43	260,000	$237,575
U.S. Treasury Notes	0.070%	1/31/16	2,060,000	2,059,967	(c)
Total U.S. Government & Agency Obligations (Cost — $2,284,547)				2,297,542
Total Investments before Short-Term Investments (Cost — $9,760,557)				10,104,581
Short-Term Investments — 7.3%
State Street Institutional Liquid Reserves Fund (Cost—$765,749)	0.060%		765,749	765,749
Total Investments — 103.8% (Cost — $10,526,306#)				10,870,330
Liabilities in Excess of Other Assets — (3.8)%				(394,694)
Total Net Assets — 100.0%				$10,475,636

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	—Australian Dollar
BRL	—Brazilian Real
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NZD	—New Zealand Dollar
PLN	—Polish Zloty
TRY	—Turkish Lira
ZAR	—South African Rand

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Legg Mason BW Absolute Return Opportunities VIT

Summary of Investments by Country**
United States	26.3%
Mexico	14.1
South Korea	6.5
Brazil	6.1
Spain	4.8
Poland	4.2
Italy	3.8
Hungary	3.8
Indonesia	3.4
South Africa	3.4
New Zealand	3.1
Portugal	3.1
Australia	2.9
Malaysia	1.9
United Kingdom	1.9
Chile	1.4
Turkey	1.4
Singapore	0.9
Short-Term Investments	7.0
100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of June 30, 2014 and are subject to change.

See Notes to Financial Statements.

6	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $10,526,306)	$10,870,330
Foreign currency, at value (Cost — $15,534)	15,644
Interest receivable	112,489
Deposits with brokers for open futures contracts	101,735
Deferred offering costs	55,006
Unrealized appreciation on forward foreign currency contracts	42,190
Receivable from investment manager	12,226
Total Assets	11,209,620

Liabilities:
Payable for securities purchased	549,955
Unrealized depreciation on forward foreign currency contracts	59,751
Payable to broker — variation margin on open futures contracts	45,145
Service and/or distribution fees payable	2,145
Trustees’ fees payable	99
Accrued foreign capital gains tax	15
Payable for Portfolio shares repurchased	11
Accrued expenses	76,863
Total Liabilities	733,984
Total Net Assets	$10,475,636

Net Assets:
Par value (Note 6)	$10
Paid-in capital in excess of par value	10,155,305
Undistributed net investment income	84,019
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(45,791)
Net unrealized appreciation on investments, futures contracts and foreign currencies	282,093	*
Total Net Assets	$10,475,636

Shares Outstanding:
Class I	1,000
Class II	1,013,942

Net Asset Value:
Class I	$10.33
Class II	$10.32

*	Net of accrued foreign capital gains tax of $15.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	7

Statement of operations (unaudited)

For the Period Ended June 30, 2014†

Investment Income:
Interest	$120,936
Less: Foreign taxes withheld	(3,278)
Total Investment Income	117,658

Expenses:
Offering costs (Note 1)	35,874
Organization expenses (Note 1)	33,581
Investment management fee (Note 2)	21,871
Shareholder reports	10,658
Service and/or distribution fees (Notes 2 and 5)	8,404
Audit and tax	7,696
Custody fees	6,892
Fund accounting fees	5,875
Legal fees	4,934
Transfer agent fees (Note 5)	1,199
Trustees’ fees	297
Miscellaneous expenses	679
Total Expenses	137,960
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(104,321)
Net Expenses	33,639
Net Investment Income	84,019

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	16,112
Futures contracts	(101,276)
Foreign currency transactions	39,373
Net Realized Loss	(45,791)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	344,009	[1]
Futures contracts	(45,199)
Foreign currencies	(16,717)
Change in Net Unrealized Appreciation (Depreciation)	282,093
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	236,302
Increase in Net Assets from Operations	$320,321

†	For the period February 28, 2014 (inception date) to June 30, 2014.

[1]	Net of change in accrued foreign capital gains tax of $15.

See Notes to Financial Statements.

8	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

Statement of changes in net assets (unaudited)

For the Period Ended June 30,	2014†

Operations:
Net investment income	$84,019
Net realized loss	(45,791)
Change in net unrealized appreciation (depreciation)	282,093
Increase in Net Assets From Operations	320,321

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	10,155,326
Cost of shares repurchased	(11)
Increase in Net Assets From Portfolio Share Transactions	10,155,315
Increase in Net Assets	10,475,636

Net Assets:
Beginning of period	—
End of period*	$10,475,636
*Includesundistributed net investment income of:	$84,019

†	For the period February 28, 2014 (inception date) to June 30, 2014 (unaudited).

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2014[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.09
Net realized and unrealized gain	0.24
Total income from operations	0.33

Net asset value, end of period	$10.33
Total return[3]	3.30%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	4.09%
Net expenses[4,5,6,7]	0.75
Net investment income[4]	2.71

Portfolio turnover rate	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 28, 2014 (inception date) to June 30, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

10	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2014[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.08
Net realized and unrealized gain	0.24
Total income from operations	0.32

Net asset value, end of period	$10.32
Total return[3]	3.20%

Net assets, end of period (000s)	$10,466

Ratios to average net assets:
Gross expenses[4]	4.10%
Net expenses[4,5,6,7]	1.00
Net investment income[4]	2.50

Portfolio turnover rate	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 28, 2014 (inception date) to June 30, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities VIT (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Global Asset Management Variable Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

12	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$5,857,642	—	$5,857,642
Collateralized mortgage obligations	—	516,850	—	516,850
Corporate bonds & notes	—	1,432,547	—	1,432,547
U.S. government & agency obligations	—	2,297,542	—	2,297,542
Total long-term investments	—	$10,104,581	—	$10,104,581
Short-term investments†	$765,749	—	—	765,749
Total investments	$765,749	$10,104,581	—	$10,870,330
Other financial instruments:
Forward foreign currency contracts	—	$42,190	—	$42,190
Total	$765,749	$10,146,771	—	$10,912,520

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$45,199	—	—	$45,199
Forward foreign currency contracts	—	$59,751	—	59,751
Total	$45,199	$59,751	—	$104,950

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds

14	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of

16	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2014, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $59,751. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

18	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Indonesian securities held by the Portfolio are subject to capital gains tax in that country. As of June 30, 2014, there were $15 of deferred capital gains tax liabilities accrued on unrealized gains.

(n) Organization and offering costs. Organization expenses of $33,581, which have been incurred through June 30, 2014, were expensed by the Portfolio. Offering costs of $90,880, which have been incurred through June 30, 2014, have been deferred and will be amortized to expense over the first twelve months of operations on a straight-line basis. As of June 30, 2014, the remaining deferred offering costs were $55,006.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Brandywine Global Investment Management LLC (“Brandywine Global”) is the Portfolio’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Brandywine Global 70% of the net management fee it receives from the Portfolio.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.75% and 1.00%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the period ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $104,321.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2014, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class I	Class II
Expires December 31, 2017	$112	$104,209

For the period ended June 30, 2014, LMPFA did not recapture any fees.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$8,177,208	$2,834,605
Sales	708,091	552,800

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$353,644
Gross unrealized depreciation	(9,620)
Net unrealized appreciation	$344,024

At June 30, 2014, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro-Bund	9	9/14	$1,784,808	$1,811,708	$(26,900)
Euro-OAT	5	9/14	943,840	962,139	(18,299)
Net unrealized depreciation on open futures contracts					$(45,199)

20	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

At June 30, 2014, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Chilean Peso	HSBC Bank USA, N.A.	235,670,000	$424,998	7/28/14	$3,809
Chilean Peso	HSBC Bank USA, N.A.	55,000,000	99,185	7/28/14	1,261
Chilean Peso	HSBC Bank USA, N.A.	31,000,000	55,904	7/28/14	249
Australian Dollar	Citibank, N.A.	320,000	300,863	8/12/14	2,405
Australian Dollar	Morgan Stanley & Co. Inc.	440,000	413,686	8/12/14	5,732
Indian Rupee	Barclays Bank PLC	30,500,000	497,822	9/17/14	(10,401)
Chilean Peso	HSBC Bank USA, N.A.	255,000,000	457,010	9/26/14	(143)
					2,912
Contracts to Sell:
Swiss Franc	Citibank, N.A.	1,340,000	1,511,324	7/24/14	2,801
Polish Zloty	Citibank, N.A.	1,250,000	410,991	7/25/14	(1,229)
Czech Koruna	Barclays Bank PLC	9,500,000	474,161	8/5/14	4,421
Euro	Citibank, N.A.	1,230,000	1,684,468	8/7/14	15,392
Euro	JPMorgan Chase & Co.	130,000	178,033	8/7/14	2,265
Euro	JPMorgan Chase & Co.	240,000	328,677	8/7/14	3,855
Japanese Yen	Citibank, N.A.	293,100,000	2,894,673	9/9/14	(35,161)
New Zealand Dollar	Citibank, N.A.	1,580,000	1,373,197	9/19/14	(12,817)
					(20,473)
Net unrealized depreciation on open forward foreign currency contracts					$(17,561)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$42,190

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$45,199	—	$45,199
Forward foreign currency contracts	—	$59,751	59,751
Total	$45,199	$59,751	$104,950

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the period ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(101,276)	—	$(101,276)
Forward foreign currency contracts[1]	—	$45,075	45,075
Total	$(101,276)	$45,075	$(56,201)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(45,199)	—	$(45,199)
Forward foreign currency contracts[1]	—	$(17,561)	(17,561)
Total	$(45,199)	$(17,561)	$(62,760)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the period ended June 30, 2014, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$2,413,635
Forward foreign currency contracts (to buy)	1,838,165
Forward foreign currency contracts (to sell)	6,970,609

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$42,190	—	$42,190

22	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

The following table presents by financial instrument, the Portfolio’s derivative liabilities net of the related collateral pledged by the Portfolio at June 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Futures contracts[4]	$45,145	$(45,145)	—
Forward foreign currency contracts	59,751	—	$59,751
Total	$104,896	$(45,145)	$59,751

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a service and/or distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the period ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I†	—	$10
Class II†	$8,404	1,189
Total	$8,404	$1,199

†	For the period February 28, 2014 (inception date) to June 30, 2014 (unaudited).

For the period ended June 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I†	$112
Class II†	104,209
Total	$104,321

†	For the period February 28, 2014 (inception date) to June 30, 2014 (unaudited).

6. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Period Ended June 30, 2014†
	Shares	Amount
Class I
Shares sold	1,000	$10,000
Net increase	1,000	$10,000

Class II
Shares sold	1,013,943	$10,145,326
Shares repurchased	(1)	(11)
Net increase	1,013,942	$10,145,315

†	For the period February 28, 2014 (inception date) to June 30, 2014 (unaudited).

24	Legg Mason BW Absolute Return Opportunities VIT 2014 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

Legg Mason Global Asset Management Variable Trust — Legg Mason BW Absolute Return Opportunities VIT

At its November 2013 meeting, the Fund’s Board of Trustees (the “Board”) approved the investment management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) with Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management and Subadvisory Agreements are collectively referred to as the “Agreements.”) The Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), met with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager, the Subadviser and Fund counsel to assist the Board, and in particular the Independent Trustees, in considering the Management and Subadvisory Agreements, respectively.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadviser, under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities to be provided by the Manager over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel that would be serving the Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board took into account the Board’s familiarity with the portfolio management team and the investment strategy to be employed by the Fund’s portfolio managers, noting that the Subadviser manages a retail mutual fund in the Legg Mason fund complex under the same investment

Legg Mason BW Absolute Return Opportunities VIT	25

Board approval of management and subadvisory agreements (unaudited) (cont’d)

strategy as would be used to manage the Fund (the “Retail Fund”). The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available through the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight to be provided by the Manager. The Board also considered the Subadviser’s brokerage policies and practices, including the standards applied in seeking best execution, the policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed historical performance results of the Retail Fund. The Board noted the Retail Fund’s competitive performance, placing the Class I Shares in the first quintile of its Lipper peer universe for the one-year period ended June 30, 2013.

The Board reviewed and considered, the proposed contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadviser, respectively. The Board noted that the Manager, and not the Fund, pays the Subadviser. The Board also noted that the Manager would waive fees and reimburse expenses to the extent necessary to maintain specified expense levels until December 31, 2015 unless the Board consents to an earlier termination. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same investment style, including the Retail Fund which has the same Contractual Management Fee as the Fund. The Board noted that the Contractual Management Fee was lower than the median (first quintile) of the Retail Fund’s Lipper expense group.

With respect to profitability, the Board noted the start-up status of the Fund.

Given the expected asset size of the Fund during the term of the Agreements, the Board noted that although there are no breakpoints included in the Contractual Management Fee, any anticipated economies of scale were appropriately reflected in the Contractual Management Fee.

The Board considered other benefits expected to be received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the structure of the fees, as well as the nature, extent and quality of the services expected to be provided, the Manager’s commitment to the Fund and the ancillary benefits expected to be received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

26	Legg Mason BW Absolute Return Opportunities VIT

Legg Mason

BW Absolute Return Opportunities VIT

Trustees

Kenneth D. Fuller

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy

Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investors Services, LLC

Custodian

State Street Bank & Trust Company

Transfer agent*

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Portfolio’s transfer agent.

Legg Mason BW Absolute Return Opportunities VIT

The Portfolio is a separate investment series of Legg Mason Global Asset Management Variable Trust, a Maryland statutory trust.

Legg Mason BW Absolute Return Opportunities VIT

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Absolute Return Opportunities VIT. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX016668 8/14 SR14-2278

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Variable Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2014